Profit(loss) before income taxes	12 Months Ended
Dec. 31, 2021
10. Profit/(loss) Before Income Taxes

10. Profit/(loss) before income taxes

Expenses by nature

	Year Ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Depreciation of property, plant and equipment	2,944	2,977	2,973
Amortization of intangible asset	2	1	1
Directors
- salaries and related costs	1,704	1,051	602
- social benefits contribution	44	5	11
- share based compensation	50	37	-
Key management personnel (other than directors)
- salaries and related costs	2,079	1,563	1,380
- social benefits contribution	51	5	11
- share based compensation	25	74	-
Other than directors and key management personnel
- salaries and related costs	2,653	707	578
- social benefits contribution	456	10	44